Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2024	2023
South Hedland prepaid transmission access and distribution costs	58	60
TransAlta Energy Transition Bill commitment	30	32
Long-term prepaids and other assets	35	9
Project development costs	15	35
Loans receivable	25	26
Transmission infrastructure	17	18
Total other assets	180	180

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	1	1
Total long-term other assets	179	179
Total other assets	180	180